29. Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Due from related parties	$ 154	$ 39
Due to related parties	0	79
Operation expenses	26,361	$ 14,009	$ 19,371
SPI China [Member]
Operation expenses	$ 653